Share-based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised		¥ 22.2		¥ 296.7	¥ 265.2
Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated fair value of underlying shares | (per share)		¥ 1.9	$ 0.28	¥ 7.1	¥ 41.5
Fair value of share options vested		¥ 66.2		¥ 115.2	¥ 346.5
Unrecognized share-based compensation expense		43.8	$ 43.8
Share Option Plan | Jifen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive awards issuance, stock split conversion ratio						0.2
Share Option Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 70.1		¥ 200.2	¥ 463.2
Equity Incentive Plan 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of plans	2